Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2024
Ms. Zayicek [Member]
Pay vs Performance Disclosure
PEO Name	Ms. Zayicek
Mr. Dennis [Member]
Pay vs Performance Disclosure
PEO Name	Mr. Dennis